TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Summary Prospectus dated March 1, 2016, as supplemented

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Transamerica Multi-Manager Alternative Strategies Portfolio

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Manager Alternative Strategies Portfolio relating to Aegon USA Investment Management, LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Timothy S. Galbraith	Portfolio Manager	since 2012
James K. Schaeffer, Jr.	Portfolio Manager	since 2016
Rishi N. Goel	Portfolio Manager	since 2016

Effective immediately, the following replaces the information in the Prospectus for the fund relating to Aegon USA Investment Management, LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

      Transamerica Multi-Manager Alternative Strategies Portfolio

Name	Sub-Adviser	Positions Over Past Five Years
Timothy S. Galbraith	Aegon USA Investment Management, LLC	Portfolio Manager of the fund with Aegon USA Investment Management, LLC since 2014; Chief Investment Officer – Alternative Investments and Portfolio Manager of the fund with Transamerica Asset Management, Inc. since 2012; Head of Alternative Investment Strategies at Morningstar Associates, LLC from 2009-2012
James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Head of U.S. Leveraged Finance and Portfolio Manager
Rishi N. Goel	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager with Aegon USA Investment Management, LLC since 2006; Director of Distressed Debt and Senior Distressed Portfolio Manager

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Investors Should Retain this Supplement for Future Reference

December 16, 2016